Intangible Assets and Goodwill - Schedule of Intangible Assets (Details) (FaceBank Group, Inc Pre-Merger) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets, Gross		$ 389,174	$ 154,129
Accumulated Amortization		(48,389)	(28,885)
Intangible Assets, Net Balance		$ 340,785	$ 116,646
Human Animation Technologies [Member]
Intangible assets, Useful Lives (Years)		7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)		5 years 1 month 6 days	6 years
Intangible Assets, Gross		$ 123,436	$ 123,436
Accumulated Amortization		(33,463)	(24,646)
Intangible Assets, Net Balance		$ 89,973	$ 98,790
Trademark and Trade Names [Member]
Intangible assets, Useful Lives (Years)		7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)		5 years 1 month 6 days	6 years
Intangible Assets, Gross		$ 7,746	$ 9,432		$ 7,746
Accumulated Amortization		(2,102)	(1,549)		(443)
Intangible Assets, Net Balance		$ 5,644	$ 6,197		7,303
Animation and Visual Effects Technologies [Member]
Intangible assets, Useful Lives (Years)		7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)		5 years 1 month 6 days	6 years
Intangible Assets, Gross		$ 6,016	$ 6,016
Accumulated Amortization		(1,633)	(1,203)
Intangible Assets, Net Balance		$ 4,383	$ 4,813
Digital Asset Library [Member]
Intangible assets, Weighted Average Remaining Life (Years)		4 years 10 months 25 days	5 years 6 months
Intangible Assets, Gross		$ 7,536
Accumulated Amortization		(1,897)
Intangible Assets, Net Balance		$ 5,639
Digital Asset Library [Member] | Minimum [Member]
Intangible assets, Useful Lives (Years)		5 years	5 years
Digital Asset Library [Member] | Maximum [Member]
Intangible assets, Useful Lives (Years)		7 years	7 years
Intellectual Property [Member]
Intangible assets, Useful Lives (Years)		7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)		5 years 1 month 6 days	6 years
Intangible Assets, Gross		$ 828	$ 7,505
Accumulated Amortization		(225)	(1,251)
Intangible Assets, Net Balance		$ 603	$ 6,254
Customer Relationships [Member]
Intangible assets, Useful Lives (Years)		2 years	11 years
Intangible assets, Weighted Average Remaining Life (Years)		1 year 9 months 18 days	11 years
Intangible Assets, Gross		$ 23,678	$ 4,482
Accumulated Amortization		(2,960)
Intangible Assets, Net Balance		$ 20,718
FaceBank Group, Inc Pre-Merger [Member]
Intangible Assets, Gross	$ 145,562			$ 154,129	144,281
Intangible Asset Impairment				8,598
Accumulated Amortization	(34,103)			(28,885)	(8,203)
Intangible Assets, Net Balance	$ 111,459			$ 116,646	$ 136,078
FaceBank Group, Inc Pre-Merger [Member] | Human Animation Technologies [Member]
Intangible assets, Useful Lives (Years)	7 years			7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)	6 years			6 years	6 years 7 months 6 days
Intangible Assets, Gross	$ 7,746			$ 123,436	$ 123,436
Intangible Asset Impairment
Accumulated Amortization	(1,826)			(24,646)	(7,012)
Intangible Assets, Net Balance	$ 5,920			$ 98,790	$ 116,424
FaceBank Group, Inc Pre-Merger [Member] | Trademark and Trade Names [Member]
Intangible assets, Useful Lives (Years)	7 years			7 years
Intangible assets, Weighted Average Remaining Life (Years)	6 years			6 years
Intangible Assets, Gross	$ 123,436			$ 9,432
Intangible Asset Impairment				(1,686)
Accumulated Amortization	(29,054)			(1,549)
Intangible Assets, Net Balance	$ 94,382			$ 6,197
FaceBank Group, Inc Pre-Merger [Member] | Animation and Visual Effects Technologies [Member]
Intangible assets, Useful Lives (Years)	7 years			7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)	6 years			6 years	6 years 7 months 6 days
Intangible Assets, Gross	$ 6,016			$ 6,016	$ 6,016
Intangible Asset Impairment
Accumulated Amortization	(1,418)			(1,203)	(344)
Intangible Assets, Net Balance	$ 4,598			$ 4,813	$ 5,672
FaceBank Group, Inc Pre-Merger [Member] | Digital Likeness Development [Member]
Intangible assets, Useful Lives (Years)					7 years
Intangible assets, Weighted Average Remaining Life (Years)					6 years 7 months 6 days
Intangible Assets, Gross					$ 6,255
Accumulated Amortization					(357)
Intangible Assets, Net Balance					$ 5,898
FaceBank Group, Inc Pre-Merger [Member] | Digital Likeness Development [Member] | Minimum [Member]
Intangible assets, Useful Lives (Years)				5 years
FaceBank Group, Inc Pre-Merger [Member] | Digital Asset Library [Member]
Intangible assets, Weighted Average Remaining Life (Years)	5 years 6 months			5 years 6 months
Intangible Assets, Gross	$ 7,536			$ 7,505
Intangible Asset Impairment
Accumulated Amortization	(1,610)			(1,251)
Intangible Assets, Net Balance	$ 5,926			$ 6,254
FaceBank Group, Inc Pre-Merger [Member] | Digital Asset Library [Member] | Minimum [Member]
Intangible assets, Useful Lives (Years)	5 years			5 years
FaceBank Group, Inc Pre-Merger [Member] | Digital Asset Library [Member] | Maximum [Member]
Intangible assets, Useful Lives (Years)	7 years			7 years
FaceBank Group, Inc Pre-Merger [Member] | Intellectual Property [Member]
Intangible assets, Useful Lives (Years)	7 years			7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)	6 years			6 years	6 years 7 months 6 days
Intangible Assets, Gross	$ 828			$ 3,258	$ 828
Intangible Asset Impairment				(2,430)
Accumulated Amortization	(195)			(236)	(47)
Intangible Assets, Net Balance	$ 633			$ 592	$ 781
FaceBank Group, Inc Pre-Merger [Member] | Customer Relationships [Member]
Intangible assets, Useful Lives (Years)				11 years
Intangible assets, Weighted Average Remaining Life (Years)				11 years
Intangible Assets, Gross				$ 4,482
Intangible Asset Impairment				(4,482)
Accumulated Amortization
Intangible Assets, Net Balance
Fubo Tv [Member] | Trademark and Trade Names [Member]
Intangible assets, Useful Lives (Years)					7 years
Intangible assets, Weighted Average Remaining Life (Years)					6 years 7 months 6 days